Inventories	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Inventory Disclosure [Abstract]
Inventories

Note 5—Inventories

Inventories consisted of the following:

	As of March 31, 2016	As of June 30, 2015
Raw materials	$51,873	$55,667
Work in progress	23,496	28,234
Finished goods	86,462	87,935

	$161,831	$171,836

Note 4—Inventories

Inventories consisted of the following:

	Successor
	June 30, 2015	June 30, 2014
Raw materials	$60,549	$39,290
Work in progress	28,677	28,155
Finished goods	104,658	81,099

Total inventories	193,884	148,544

Reserves	(22,048)	(4,202)

Inventories	$171,836	$144,342